INVESTMENTS SECURITIES AVAILABLE-FOR-SALE (Details 1) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Available-for-Sale, Amortized Cost
Due in one year or less	$ 95	$ 95
Due after one year through five years	604	604
Due after five years through ten years	2,028	2,120
Due after ten years	8,726	17,299
Amortized Cost	49,922	51,765	$ 60,671
Available-for-Sale, Fair Value
Due in one year or less	95	95
Due after one year through five years	606	608
Due after five years through ten years	2,067	2,169
Due after ten years	8,767	17,383
Fair Value	49,662	51,403	61,429
Government mortgage-backed securities
Available-for-Sale, Amortized Cost
Amortized Cost	32,353	25,135	32,421
Available-for-Sale, Fair Value
Fair Value	32,079	24,777	32,458
Asset-backed securities
Available-for-Sale, Amortized Cost
Amortized Cost	6,116	6,512	7,524
Available-for-Sale, Fair Value
Fair Value	$ 6,048	$ 6,371	$ 7,517